NET INVESTMENT IN DIRECT FINANCING LEASES - Summary of the Components of Net Investment in Direct Financing Leases (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
NET INVESTMENT IN DIRECT FINANCING LEASES
Total minimum lease payments to be received	$ 121,043,154	$ 84,513,893
Less: Amounts representing estimated executory costs	0	0
Minimum lease payments receivable	121,043,154	84,513,893
Less: unearned income, representing interest	(5,806,618)	(7,947,361)
Present value of minimum lease receivable	115,236,536	76,566,532
Less: Allowance for uncollectible receivables	(85,225,257)	(4,342,576)
Net investment in direct financing leases	$ 30,011,279	$ 72,223,956